Equity (ATM Program) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Partners' Capital Account, Sale of Units	$ 792	$ 1
Units Offered	26,885,597	25,680	3,520,408
Partners' Capital Account, Public Sale of Units Net of Offering Costs			$ 230
ATM Program [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 776	$ 1
Remaining Authorized Issuance Amount	$ 717
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Units Offered			3,450,000
Limited Partners Common Units [Member] | ATM Program [Member]
Stockholders Equity [Line Items]
Units Offered	26,347,887	25,166